Bonds Payable - Major Terms of Overseas Unsecured Bonds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Overseas [member]
Bonds payable [line items]
Overseas unsecured bonds	$ 1,150.0
Overseas unsecured bonds [member]
Bonds payable [line items]
Issuance starting period	2013-04
Issuance ending period	2018-04
Coupon Rate	1.625%
Repayment and Interest Payment	Bullet repayment; interest payable semi-annually